Vanguard® Growth and Income Fund
Schedule of Investments (unaudited)
As of December 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.6%)
Communication Services (10.2%)
*	Facebook Inc. Class A	999,777	273,099
*	Alphabet Inc. Class A	125,867	220,600
*	Alphabet Inc. Class C	109,074	191,085
	Verizon Communications Inc.	1,987,787	116,782
*	Walt Disney Co.	573,375	103,884
	AT&T Inc.	1,824,802	52,481
*	Netflix Inc.	91,765	49,620
	Activision Blizzard Inc.	489,981	45,495
	Comcast Corp. Class A	763,159	39,990
*	Take-Two Interactive Software Inc.	126,190	26,221
	Electronic Arts Inc.	174,101	25,001
	CenturyLink Inc.	2,034,043	19,832
*,1	Discovery Inc. Class A	547,641	16,479
	ViacomCBS Inc. Class B	322,944	12,033
	Interpublic Group of Cos. Inc.	354,450	8,337
	News Corp. Class A	371,777	6,681
*	Snap Inc. Class A	120,700	6,043
*	Discovery Inc. Class C	189,317	4,958
*	DISH Network Corp. Class A	114,900	3,716
	News Corp. Class B	172,349	3,063
*	Twitter Inc.	56,037	3,034
*	Liberty Media Corp.- Liberty SiriusXM Class C	64,100	2,789
*	Yelp Inc. Class A	66,000	2,156
*	Fox Corp. Class B	54,700	1,580
	Omnicom Group Inc.	19,800	1,235
*	Altice USA Inc. Class A	31,100	1,178
*	Liberty Media Corp.- Liberty SiriusXM Class A	22,000	950
	Cinemark Holdings Inc.	43,900	764
*,1	Gogo Inc.	66,600	641
*	Zillow Group Inc. Class C	4,900	636
*	TripAdvisor Inc.	12,000	345
*	Zynga Inc. Class A	31,600	312
	Cable One Inc.	100	223
*	Anterix Inc.	5,800	218
*	Liberty Global plc Class A	9,000	218
*	Pinterest Inc. Class A	3,000	198
	Telephone and Data Systems Inc.	5,800	108
*	ANGI Homeservices Inc. Class A	5,800	77
*	Charter Communications Inc. Class A	100	66
*	Yandex NV Class A	900	63
	Cogent Communications Holdings Inc.	800	48
*	Iridium Communications Inc.	1,100	43

		Shares	Market Value ($000)
	World Wrestling Entertainment Inc. Class A	800	38
*	Cars.com Inc.	2,300	26
*	Eventbrite Inc. Class A	1,400	25
*	Match Group Inc.	100	15
	Entravision Communications Corp. Class A	3,900	11
*	Hemisphere Media Group Inc. Class A	1,071	11
*	Globalstar Inc.	26,670	9
*	Liberty Broadband Corp. Class C	58	9
	New York Times Co. Class A	95	5
	Spok Holdings Inc.	432	5
	John Wiley & Sons Inc. Class A	100	5
*	EverQuote Inc. Class A	100	4
*	Liberty Media Corp.-Liberty Formula One Class C	100	4
*	Imax Corp.	200	4
*	Cargurus Inc.	100	3
	Fox Corp. Class A	100	3
*	Lions Gate Entertainment Corp. Class B	300	3
	Marcus Corp.	200	3
*	T-Mobile US Inc.	20	3
	TEGNA Inc.	200	3
*	U.S. Cellular Corp.	99	3
*	Vonage Holdings Corp.	200	3
	Manchester United plc Class A	200	3
*	Fluent Inc.	399	2
*	Glu Mobile Inc.	200	2
*	IDT Corp. Class B	138	2
*	Liberty Media Corp.- Liberty Braves Class C	100	2
*	Liberty TripAdvisor Holdings Inc. Class A	400	2
*	Lions Gate Entertainment Corp. Class A	200	2
*	ORBCOMM Inc.	300	2
	Scholastic Corp.	100	2
*	Sciplay Corp. Class A	110	2
	Sinclair Broadcast Group Inc. Class A	50	2
*	Liberty Global plc	100	2
*	Consolidated Communications Holdings Inc.	300	1
*	DHI Group Inc.	602	1
*	MDC Partners Inc. Class A	416	1
*	Ooma Inc.	100	1
*	TrueCar Inc.	300	1
*	Gannett Co. Inc.	208	1
*	Clear Channel Outdoor Holdings Inc.	300	—
*	Eros International plc	200	—
	Emerald Holding Inc.	11	—
*	Liberty Latin America Ltd. Class A	29	—
			1,242,508
Consumer Discretionary (12.4%)
*	Amazon.com Inc.	147,014	478,814
*	Tesla Inc.	224,008	158,076
	Home Depot Inc.	537,942	142,888
	Lowe's Cos. Inc.	430,213	69,054
	Target Corp.	299,909	52,943
	Yum! Brands Inc.	464,541	50,431
	PulteGroup Inc.	823,066	35,491
	Garmin Ltd.	295,482	35,357
	McDonald's Corp.	162,146	34,793
	NIKE Inc. Class B	199,710	28,253
	Best Buy Co. Inc.	283,059	28,246
	eBay Inc.	560,083	28,144

		Shares	Market Value ($000)
	TJX Cos. Inc.	387,777	26,481
	Newell Brands Inc.	1,204,773	25,577
	Starbucks Corp.	189,900	20,316
*	AutoZone Inc.	17,036	20,195
	H&R Block Inc.	1,180,049	18,716
	Dollar General Corp.	78,910	16,595
	Whirlpool Corp.	90,107	16,263
*	O'Reilly Automotive Inc.	32,446	14,684
	Tractor Supply Co.	102,155	14,361
*	Booking Holdings Inc.	6,431	14,324
*	Etsy Inc.	74,208	13,202
	Domino's Pizza Inc.	32,808	12,581
*	NVR Inc.	3,061	12,488
	Ford Motor Co.	1,415,878	12,446
	Hanesbrands Inc.	625,003	9,113
*	LKQ Corp.	231,390	8,154
	Harley-Davidson Inc.	194,233	7,128
	BorgWarner Inc.	184,178	7,117
	Tapestry Inc.	209,800	6,521
*	Peloton Interactive Inc. Class A	41,500	6,296
	Carnival Corp.	290,510	6,292
	L Brands Inc.	145,931	5,427
	Darden Restaurants Inc.	42,552	5,069
*	Under Armour Inc. Class A	274,400	4,711
	Las Vegas Sands Corp.	75,200	4,482
	Kohl's Corp.	105,600	4,297
*	Mohawk Industries Inc.	29,950	4,221
*	Dollar Tree Inc.	34,480	3,725
*	Wayfair Inc. Class A	16,394	3,702
	Lennar Corp. Class A	47,280	3,604
*	Farfetch Ltd. Class A	55,152	3,519
	Polaris Inc.	36,100	3,440
	Ross Stores Inc.	25,760	3,164
	Wynn Resorts Ltd.	26,500	2,990
	Gentex Corp.	83,200	2,823
*	Chipotle Mexican Grill Inc. Class A	1,858	2,577
	General Motors Co.	56,565	2,355
	PVH Corp.	24,180	2,270
*	Carvana Co. Class A	8,900	2,132
	DR Horton Inc.	29,968	2,065
	Expedia Group Inc.	15,000	1,986
*	Sleep Number Corp.	21,792	1,784
	Wyndham Destinations Inc.	37,600	1,687
	Leggett & Platt Inc.	36,225	1,605
*	Stamps.com Inc.	7,400	1,452
	Signet Jewelers Ltd.	51,300	1,399
*	GoPro Inc. Class A	162,200	1,343
	Goodyear Tire & Rubber Co.	121,900	1,330
*	iRobot Corp.	16,100	1,293
*	Grubhub Inc.	14,500	1,077
	Gap Inc.	48,900	987
	Bed Bath & Beyond Inc.	33,000	586
	Strategic Education Inc.	4,300	410
*	Perdoceo Education Corp.	30,800	389
*	Under Armour Inc. Class C	22,100	329
*	Kontoor Brands Inc.	8,000	325
*	Michaels Cos. Inc.	24,500	319
*	RealReal Inc.	16,100	315

		Shares	Market Value ($000)
	Magna International Inc.	4,400	312
	Red Rock Resorts Inc. Class A	11,692	293
	Graham Holdings Co. Class B	500	267
	Wyndham Hotels & Resorts Inc.	4,477	266
	Abercrombie & Fitch Co. Class A	13,000	265
	La-Z-Boy Inc.	6,600	263
*	Hibbett Sports Inc.	5,300	245
*	Lindblad Expeditions Holdings Inc.	14,120	242
*	Groupon Inc. Class A	6,100	232
*	Adient plc	6,500	226
*	Fossil Group Inc.	23,300	202
	Wendy's Co.	8,100	178
	OneSpaWorld Holdings Ltd.	17,400	176
*	Accel Entertainment Inc. Class A	13,407	135
*	Lumber Liquidators Holdings Inc.	3,800	117
	Camping World Holdings Inc. Class A	4,000	104
	Cooper Tire & Rubber Co.	2,199	89
	Genuine Parts Co.	800	80
	Buckle Inc.	2,700	79
*	Visteon Corp.	600	75
	Churchill Downs Inc.	300	58
	Shutterstock Inc.	700	50
*	Gentherm Inc.	751	49
	Bloomin' Brands Inc.	2,400	47
*	Cavco Industries Inc.	238	42
*	American Axle & Manufacturing Holdings Inc.	4,819	40
	Qurate Retail Inc. Series A	3,600	40
*	Lululemon Athletica Inc.	100	35
	Guess? Inc.	1,500	34
*	Modine Manufacturing Co.	2,703	34
*	G-III Apparel Group Ltd.	1,400	33
*	Universal Electronics Inc.	600	31
	Pool Corp.	81	30
	Hamilton Beach Brands Holding Co. Class A	1,428	25
	Rent-A-Center Inc.	600	23
*	Despegar.com Corp.	1,399	18
	Advance Auto Parts Inc.	100	16
*	Laureate Education Inc. Class A	1,000	15
*	Conn's Inc.	1,200	14
*	Aaron's Co. Inc.	750	14
	Group 1 Automotive Inc.	100	13
*	Target Hospitality Corp.	7,267	12
*	Select Interior Concepts Inc. Class A	1,422	10
	Carter's Inc.	98	9
*	Dorman Products Inc.	100	9
*	Floor & Decor Holdings Inc. Class A	100	9
*	Superior Industries International Inc.	2,250	9
*	Planet Fitness Inc. Class A	100	8
	Royal Caribbean Cruises Ltd.	100	7
*	Monarch Casino & Resort Inc.	100	6
	Restaurant Brands International Inc.	100	6
*	Stitch Fix Inc. Class A	100	6
	Citi Trends Inc.	100	5
	Sturm Ruger & Co. Inc.	84	5
*	XPEL Inc.	99	5
	Bally S Corp.	100	5
	Cheesecake Factory Inc.	100	4
*	El Pollo Loco Holdings Inc.	193	4

		Shares	Market Value ($000)
	Foot Locker Inc.	100	4
*	Golden Entertainment Inc.	200	4
	Hilton Worldwide Holdings Inc.	35	4
*	MarineMax Inc.	100	4
	Ruth's Hospitality Group Inc.	200	4
	Shoe Carnival Inc.	100	4
	Standard Motor Products Inc.	100	4
*	Zumiez Inc.	100	4
*	Capri Holdings Ltd.	100	4
*	American Public Education Inc.	100	3
*	Beazer Homes USA Inc.	200	3
*	Cooper-Standard Holdings Inc.	100	3
	Core-Mark Holding Co. Inc.	100	3
*	Everi Holdings Inc.	200	3
	Extended Stay America Inc.	200	3
*	GameStop Corp. Class A	183	3
*	Genesco Inc.	100	3
*	Hilton Grand Vacations Inc.	100	3
*	Master Craft Boat Holdings Inc.	100	3
	Movado Group Inc.	200	3
*	1-800-Flowers.com Inc. Class A	100	3
	PetMed Express Inc.	99	3
*	Quotient Technology Inc.	300	3
*	Sally Beauty Holdings Inc.	200	3
*	SeaWorld Entertainment Inc.	100	3
	Six Flags Entertainment Corp.	100	3
*	Stoneridge Inc.	100	3
*	TRI Pointe Group Inc.	200	3
	Wolverine World Wide Inc.	100	3
	International Game Technology plc	200	3
*	American Outdoor Brands Inc.	147	3
	Acushnet Holdings Corp.	46	2
	American Eagle Outfitters Inc.	100	2
*	Biglari Holdings Inc. Class B	20	2
*	Blue Apron Holdings Inc. Class A	400	2
	Clarus Corp.	131	2
	Dana Inc.	100	2
	Designer Brands Inc. Class A	200	2
	Ethan Allen Interiors Inc.	100	2
*	frontdoor Inc.	44	2
*	Funko Inc. Class A	200	2
*	Kirkland's Inc.	100	2
	Levi Strauss & Co. Class A	100	2
*	Noodles & Co. Class A	300	2
*	Party City Holdco Inc.	400	2
	Tilly's Inc. Class A	300	2
*	Turtle Beach Corp.	100	2
*	Vista Outdoor Inc.	100	2
	Winnebago Industries Inc.	30	2
*	WW International Inc.	100	2
	Smith & Wesson Brands Inc.	100	2
	Bluegreen Vacations Holding Class A	160	2
*	Veoneer Inc.	98	2
*	Fiat Chrysler Automobiles NV	100	2
*	Playa Hotels & Resorts NV	300	2
*	Adtalem Global Education Inc.	39	1
*	Barnes & Noble Education Inc.	300	1
*	Carrols Restaurant Group Inc.	229	1

		Shares	Market Value ($000)
	Cato Corp. Class A	127	1
*	Container Store Group Inc.	100	1
	MGM Resorts International	17	1
*	Mattel Inc.	44	1
*	Sonos Inc.	46	1
*	Tenneco Inc. Class A	128	1
*	Urban Outfitters Inc.	39	1
*	Vera Bradley Inc.	100	1
	Bassett Furniture Industries Inc.	71	1
*	Magnite Inc.	26	1
*	Yatra Online Inc.	400	1
	Big 5 Sporting Goods Corp.	16	—
*	Express Inc.	200	—
	ODP Corp.	10	—
*	J Jill Inc.	40	—
*	Kandi Technologies Group Inc.	34	—
			1,521,319
Consumer Staples (7.5%)
	Procter & Gamble Co.	1,129,940	157,220
	Coca-Cola Co.	1,623,246	89,019
	Walmart Inc.	570,849	82,288
	Costco Wholesale Corp.	196,083	73,880
	Altria Group Inc.	1,586,110	65,031
	PepsiCo Inc.	401,269	59,508
	Colgate-Palmolive Co.	594,137	50,805
	Philip Morris International Inc.	587,621	48,649
	Kimberly-Clark Corp.	351,072	47,335
	General Mills Inc.	664,946	39,099
	Campbell Soup Co.	597,873	28,907
*	Monster Beverage Corp.	252,780	23,377
	Clorox Co.	99,271	20,045
	Mondelez International Inc. Class A	334,640	19,566
	Kroger Co.	535,167	16,997
	Conagra Brands Inc.	445,753	16,163
	Hershey Co.	101,643	15,483
	Molson Coors Beverage Co. Class B	274,140	12,388
	Lamb Weston Holdings Inc.	155,890	12,275
	Church & Dwight Co. Inc.	120,180	10,483
	McCormick & Co. Inc.	59,990	5,735
	Sysco Corp.	75,050	5,573
	Kraft Heinz Co.	81,699	2,832
	Constellation Brands Inc. Class A	11,300	2,475
	Tyson Foods Inc. Class A	34,605	2,230
	Estee Lauder Cos. Inc. Class A	5,900	1,571
	J M Smucker Co.	13,098	1,514
	Brown-Forman Corp. Class B	14,091	1,119
*	Performance Food Group Co.	22,100	1,052
*	Nomad Foods Ltd.	35,600	905
*	US Foods Holding Corp.	25,400	846
*	USANA Health Sciences Inc.	304	23
*	Chefs' Warehouse Inc.	700	18
	Lancaster Colony Corp.	94	17
	Hormel Foods Corp.	100	5
	Weis Markets Inc.	100	5
	Coca-Cola European Partners plc	100	5
*	Herbalife Nutrition Ltd.	100	5
*	Central Garden & Pet Co. Class A	100	4
	Energizer Holdings Inc.	100	4

		Shares	Market Value ($000)
*	Hain Celestial Group Inc.	100	4
*	Pilgrim's Pride Corp.	200	4
	Walgreens Boots Alliance Inc.	100	4
*	elf Beauty Inc.	100	3
*	Hostess Brands Inc. Class A	171	3
	Keurig Dr Pepper Inc.	100	3
	PriceSmart Inc.	28	3
	Seaboard Corp.	1	3
*	Simply Good Foods Co.	79	3
*	Albertsons Cos Inc. Class A	186	3
	Andersons Inc.	100	2
	Coty Inc. Class A	270	2
	Flowers Foods Inc.	102	2
	Vector Group Ltd.	200	2
	Natural Grocers by Vitamin Cottage Inc.	100	1
*	Sprouts Farmers Market Inc.	67	1
*	United Natural Foods Inc.	43	1
*	Cal-Maine Foods Inc.	9	—
			914,500
Energy (1.9%)
	Exxon Mobil Corp.	1,074,109	44,275
	Halliburton Co.	1,762,140	33,304
	Chevron Corp.	370,548	31,293
*	Kinder Morgan Inc.	2,174,989	29,732
	Schlumberger NV	1,189,039	25,957
	NOV Inc.	1,199,747	16,473
	Devon Energy Corp.	642,138	10,152
	EOG Resources Inc.	167,791	8,368
	ConocoPhillips	145,200	5,807
	Diamondback Energy Inc.	98,830	4,783
	Occidental Petroleum Corp.	199,230	3,449
	Apache Corp.	194,800	2,764
	Helmerich & Payne Inc.	108,950	2,523
	ONEOK Inc.	60,930	2,338
	Baker Hughes Co. Class A	102,790	2,143
	Williams Cos. Inc.	90,121	1,807
	Targa Resources Corp.	56,800	1,498
	TechnipFMC plc	93,971	883
	Concho Resources Inc.	15,000	875
	HollyFrontier Corp.	28,300	732
*	ChampionX Corp.	20,200	309
*	Green Plains Inc.	17,300	228
	Cimarex Energy Co.	4,800	180
	Geopark Ltd.	10,600	138
*	Plains GP Holdings LP Class A	11,100	94
	World Fuel Services Corp.	2,810	88
	Cameco Corp.	4,000	54
*	Talos Energy Inc.	5,700	47
*	Clean Energy Fuels Corp.	4,564	36
	Range Resources Corp.	5,200	35
*	CONSOL Energy Inc.	3,313	24
	NACCO Industries Inc. Class A	631	17
	SFL Corp. Ltd.	2,500	16
*	Oceaneering International Inc.	1,700	13
*	Navigator Holdings Ltd.	799	9
*	CNX Resources Corp.	700	8
*	ProPetro Holding Corp.	963	7
	Valero Energy Corp.	100	6

		Shares	Market Value ($000)
	Cactus Inc. Class A	200	5
	Hess Corp.	100	5
	DMC Global Inc.	100	4
	Marathon Petroleum Corp.	100	4
	Continental Resources Inc.	200	3
	EQT Corp.	200	3
	Core Laboratories NV	100	3
	Enbridge Inc.	100	3
*	Bristow Group Inc.	100	3
*	Golar Lng Ltd.	300	3
	Brigham Minerals Inc. Class A	200	2
	Cabot Oil & Gas Corp.	100	2
*	Earthstone Energy Inc. Class A	300	2
*	Energy Fuels Inc.	500	2
	Equitrans Midstream Corp.	200	2
	Evolution Petroleum Corp.	600	2
*	Exterran Corp.	383	2
*	Newpark Resources Inc.	837	2
	PBF Energy Inc. Class A	300	2
*	PDC Energy Inc.	100	2
*	Peabody Energy Corp.	700	2
	Phillips 66	32	2
	SM Energy Co.	320	2
	Solaris Oilfield Infrastructure Inc. Class A	300	2
*	WPX Energy Inc.	267	2
*	Frank's International NV	700	2
	International Seaways Inc.	100	2
	Frontline, Ltd.	300	2
*	NexTier Oilfield Solutions Inc.	495	2
*	Dorian LPG Ltd.	200	2
*	Forum Energy Technologies Inc.	201	2
	Archrock Inc.	100	1
	Berry Corp.	400	1
*	Helix Energy Solutions Group Inc.	146	1
*	Magnolia Oil & Gas Corp. Class A	200	1
	Marathon Oil Corp.	100	1
	Murphy Oil Corp.	100	1
*	Natural Gas Services Group Inc.	100	1
*	Overseas Shipholding Group Inc. Class A	400	1
*	Par Pacific Holdings Inc.	108	1
	Parsley Energy Inc. Class A	100	1
	Patterson-UTI Energy Inc.	200	1
	QEP Resources Inc.	600	1
*	SandRidge Energy Inc.	371	1
*	W&T Offshore Inc.	500	1
*	Transocean Ltd.	300	1
*	Independence Contract Drilling Inc.	300	1
*	Diamond S Shipping Inc.	196	1
	Cenovus Energy Inc.	100	1
*	Centennial Resource Development Inc. Class A	200	—
*	ION Geophysical Corp.	100	—
*	RPC Inc.	100	—
*	SilverBow Resources Inc.	3	—
*	Southwestern Energy Co.	100	—
*	Tellurian Inc.	300	—
	Nordic American Tankers, Ltd.	100	—
	Kosmos Energy Ltd.	100	—
*	FTS International Inc. Warrants Exp. 11/19/23	28	—

		Shares	Market Value ($000)
*	FTS International Inc. Warrants Exp. 11/19/23	70	—
*	FTS International Inc. Class A	23	—
			230,561
Financials (9.7%)
	JPMorgan Chase & Co.	1,016,409	129,155
	Bank of America Corp.	3,991,306	120,977
*	Berkshire Hathaway Inc. Class B	383,234	88,860
	Wells Fargo & Co.	2,543,444	76,761
	Citigroup Inc.	1,151,352	70,992
	S&P Global Inc.	165,399	54,372
	Morgan Stanley	659,245	45,178
	Synchrony Financial	1,242,566	43,129
	Intercontinental Exchange Inc.	308,900	35,613
	Allstate Corp.	298,899	32,858
	Regions Financial Corp.	1,630,379	26,282
	MetLife Inc.	489,596	22,987
	Progressive Corp.	225,780	22,325
	Moody's Corp.	74,188	21,532
	Bank of New York Mellon Corp.	478,222	20,296
	Hartford Financial Services Group Inc.	413,790	20,267
	Capital One Financial Corp.	196,339	19,408
	T Rowe Price Group Inc.	126,275	19,117
	Discover Financial Services	208,444	18,870
	American Express Co.	145,330	17,572
	Unum Group	759,432	17,421
	Goldman Sachs Group Inc.	65,375	17,240
	Fifth Third Bancorp	609,739	16,811
	BlackRock Inc.	21,024	15,170
	Aflac Inc.	336,524	14,965
	US Bancorp	299,715	13,964
	Comerica Inc.	248,500	13,881
	M&T Bank Corp.	106,200	13,519
	Cboe Global Markets Inc.	138,833	12,928
	State Street Corp.	175,652	12,784
	Truist Financial Corp.	225,460	10,806
	Chubb Ltd.	66,801	10,282
	Huntington Bancshares Inc.	750,790	9,482
	W R Berkley Corp.	138,220	9,181
	Arthur J Gallagher & Co.	67,280	8,323
	Citizens Financial Group Inc.	199,030	7,117
	First Republic Bank	47,400	6,964
	Globe Life Inc.	68,819	6,535
	People's United Financial Inc.	478,180	6,183
	MSCI Inc. Class A	13,246	5,915
	Aon plc Class A	25,490	5,385
	Affiliated Managers Group Inc.	50,110	5,096
	CME Group Inc.	22,894	4,168
	Cincinnati Financial Corp.	47,023	4,108
	Zions Bancorp NA	82,260	3,573
	Invesco Ltd.	192,074	3,348
	KeyCorp.	191,916	3,149
*	Arch Capital Group Ltd.	78,900	2,846
	First American Financial Corp.	49,100	2,535
	Nasdaq Inc.	15,796	2,097
	Principal Financial Group Inc.	41,601	2,064
	Everest Re Group Ltd.	8,190	1,917
	Interactive Brokers Group Inc. Class A	17,300	1,054
	Popular Inc.	14,800	834

		Shares	Market Value ($000)
*	Green Dot Corp. Class A	14,900	831
*	Brighthouse Financial Inc.	22,090	800
	Navient Corp.	58,814	578
	Bank of NT Butterfield & Son Ltd.	17,000	530
*	Texas Capital Bancshares Inc.	7,400	440
	Wintrust Financial Corp.	7,100	434
*	XP Inc.	10,800	428
	East West Bancorp Inc.	8,285	420
	Equitable Holdings Inc.	16,300	417
*	Markel Corp.	400	413
	Fidelity National Financial Inc.	9,000	352
	PacWest Bancorp	12,800	325
	Central Pacific Financial Corp.	15,692	298
	American Equity Investment Life Holding Co.	10,200	282
	Webster Financial Corp.	6,200	261
*	Enova International Inc.	8,614	213
	Federated Hermes Inc.	6,700	194
	International Bancshares Corp.	5,000	187
	Washington Federal Inc.	7,100	183
*	Blucora Inc.	10,300	164
	First BanCorp.	17,770	164
	United Community Banks Inc.	5,700	162
	Banner Corp.	3,400	158
*	Third Point Reinsurance Ltd.	15,300	146
	TPG RE Finance Trust Inc.	12,300	131
	OneMain Holdings Inc.	2,600	125
	Ares Management Corp. Class A	2,600	122
	Solar Capital Ltd.	6,900	121
	Radian Group Inc.	5,800	117
	Great Western Bancorp Inc.	5,505	115
	TCG BDC Inc.	10,942	112
	Peapack-Gladstone Financial Corp.	4,830	110
	Washington Trust Bancorp Inc.	2,400	108
	Mercury General Corp.	2,000	104
	Westamerica BanCorp.	1,800	100
	AMERISAFE Inc.	1,570	90
	Hanmi Financial Corp.	7,731	88
	First Hawaiian Inc.	3,584	85
*	World Acceptance Corp.	800	82
	PROG Holdings Inc.	1,500	81
	State Auto Financial Corp.	4,452	79
	Flagstar Bancorp Inc.	1,900	77
	Horizon Bancorp Inc.	4,820	76
	Cowen Inc. Class A	2,800	73
	Great Southern Bancorp Inc.	1,500	73
	Kearny Financial Corp.	6,905	73
*	Ocwen Financial Corp.	2,540	73
	Sixth Street Specialty Lending Inc.	3,400	71
	HomeTrust Bancshares Inc.	3,520	68
	B Riley Financial Inc.	1,468	65
	First Financial Bancorp	3,700	65
*	Atlantic Capital Bancshares Inc.	3,975	63
	CBTX Inc.	2,220	57
	MarketAxess Holdings Inc.	100	57
	HomeStreet Inc.	1,593	54
*	Mr Cooper Group Inc.	1,700	53
	Cohen & Steers Inc.	700	52
	Curo Group Holdings Corp.	3,500	50

		Shares	Market Value ($000)
	Owl Rock Capital Corp.	3,909	50
	Marsh & McLennan Cos. Inc.	422	49
	Hancock Whitney Corp.	1,400	48
	Boston Private Financial Holdings Inc.	5,543	47
	CVB Financial Corp.	2,412	47
	TriCo Bancshares	1,340	47
*	TriState Capital Holdings Inc.	2,700	47
	PCSB Financial Corp.	2,794	45
	Independent Bank Corp.	2,300	42
*	SVB Financial Group	100	39
	TriplePoint Venture Growth BDC Corp.	3,000	39
	Columbia Banking System Inc.	1,000	36
	RenaissanceRe Holdings Ltd.	218	36
	Heritage Commerce Corp.	3,694	33
	Meridian Bancorp Inc.	2,200	33
	Sierra Bancorp	1,290	31
	FNB Corp.	3,000	29
	Apollo Commercial Real Estate Finance Inc.	2,400	27
	Commerce Bancshares Inc.	400	26
	Erie Indemnity Co. Class A	100	25
*	Assetmark Financial Holdings Inc.	1,000	24
	Flushing Financial Corp.	1,400	23
	Morningstar Inc.	100	23
	Southern National Bancorp of Virginia Inc.	1,926	23
	Sculptor Capital Management Inc.	1,400	21
	BlackRock TCP Capital Corp.	1,880	21
	Ameriprise Financial Inc.	101	20
	Northfield Bancorp Inc.	1,502	19
	Universal Insurance Holdings Inc.	1,282	19
	Lakeland Bancorp Inc.	1,384	18
	First Financial Corp.	407	16
	First Financial Northwest Inc.	1,386	16
	Community Trust Bancorp Inc.	400	15
	Financial Institutions Inc.	670	15
	Univest Financial Corp.	680	14
	NBT Bancorp Inc.	400	13
	HBT Financial Inc.	880	13
	Spirit of Texas Bancshares Inc.	701	12
	TrustCo Bank Corp.	1,800	12
	Primerica Inc.	84	11
	Bank of Marin Bancorp	300	10
	Berkshire Hills Bancorp Inc.	589	10
*	Elevate Credit Inc.	2,499	10
	LPL Financial Holdings Inc.	100	10
	Old Republic International Corp.	500	10
	Territorial Bancorp Inc.	400	10
	American Financial Group Inc.	100	9
	Civista Bancshares Inc.	500	9
	First Busey Corp.	400	9
	SEI Investments Co.	131	8
	Cambridge Bancorp	100	7
*	LendingTree Inc.	25	7
	American National Group Inc.	70	7
	PJT Partners Inc. Class A	83	6
	Pinnacle Financial Partners Inc.	100	6
	Tradeweb Markets Inc. Class A	100	6
	Western Alliance Bancorp	101	6
	BlackRock Capital Investment Corp.	2,214	6

		Shares	Market Value ($000)
	Saratoga Investment Corp.	301	6
	Artisan Partners Asset Management Inc. Class A	99	5
	Bank of Hawaii Corp.	62	5
	Community Bank System Inc.	82	5
	Jefferies Financial Group Inc.	200	5
	Lincoln National Corp.	99	5
	Preferred Bank	100	5
	Tompkins Financial Corp.	74	5
	WSFS Financial Corp.	100	5
	Willis Towers Watson plc	26	5
	Ally Financial Inc.	100	4
	Amalgamated Bank Class A	305	4
	American International Group Inc.	100	4
	Ameris Bancorp	100	4
*	Axos Financial Inc.	100	4
	CIT Group Inc.	100	4
	Eagle Bancorp Inc.	100	4
*	Encore Capital Group Inc.	100	4
	Enterprise Financial Services Corp.	100	4
	First Financial Bankshares Inc.	100	4
	First Interstate BancSystem Inc. Class A	92	4
	First Merchants Corp.	100	4
	1st Source Corp.	100	4
	Meta Financial Group Inc.	100	4
	Moelis & Co. Class A	88	4
*	PRA Group Inc.	100	4
	PennyMac Mortgage Investment Trust	200	4
	Provident Financial Services Inc.	200	4
	QCR Holdings Inc.	100	4
	ServisFirst Bancshares Inc.	100	4
	South State Corp.	55	4
	Starwood Property Trust Inc.	200	4
	Sterling Bancorp	200	4
	Argo Group International Holdings Ltd.	98	4
*	Athene Holding Ltd. Class A	100	4
	Brightsphere Investment Group Inc.	200	4
	Capital Southwest Corp.	200	4
	Arbor Realty Trust Inc.	200	3
*	Bancorp Inc.	200	3
	BancorpSouth Bank	100	3
	Banc of California Inc.	200	3
	BankUnited Inc.	100	3
	Bryn Mawr Bank Corp.	100	3
	Byline Bancorp Inc.	200	3
	City Holding Co.	45	3
	First Bancorp	100	3
	First Mid Bancshares Inc.	100	3
	First Midwest Bancorp Inc.	200	3
	Hilltop Holdings Inc.	100	3
	National General Holdings Corp.	100	3
	Nelnet Inc. Class A	38	3
	Northwest Bancshares Inc.	200	3
	OFG Bancorp	158	3
	OceanFirst Financial Corp.	174	3
	Peoples Bancorp Inc.	100	3
	Renasant Corp.	100	3
	S&T Bancorp Inc.	100	3
	Sandy Spring Bancorp Inc.	100	3

		Shares	Market Value ($000)
	Southside Bancshares Inc.	100	3
	Stifel Financial Corp.	50	3
	Waddell & Reed Financial Inc. Class A	100	3
	Assured Guaranty Ltd.	100	3
	Janus Henderson Group plc	90	3
	Blackstone Group Inc. Class A	50	3
	Golub Capital BDC Inc.	200	3
	Horizon Technology Finance Corp.	200	3
	Main Street Capital Corp.	100	3
	Allegiance Bancshares Inc.	60	2
	ARMOUR Residential REIT Inc.	200	2
	Associated Banc-Corp.	100	2
	CNO Financial Group Inc.	100	2
	Cadence BanCorp. Class A	132	2
	Capitol Federal Financial Inc.	198	2
	Chimera Investment Corp.	200	2
	Colony Credit Real Estate Inc.	300	2
*	Columbia Financial Inc.	100	2
	ConnectOne Bancorp Inc.	82	2
	Exantas Capital Corp.	500	2
	Great Ajax Corp.	188	2
	Heritage Insurance Holdings Inc.	200	2
	Home BancShares Inc.	99	2
	Home Bancorp Inc.	76	2
	Investors Bancorp Inc.	200	2
	KKR Real Estate Finance Trust Inc.	100	2
	Ladder Capital Corp. Class A	200	2
	MFA Financial Inc.	500	2
*	Republic First Bancorp Inc.	870	2
	Simmons First National Corp. Class A	100	2
	Stock Yards Bancorp Inc.	55	2
	TCF Financial Corp.	50	2
	Trustmark Corp.	66	2
	Umpqua Holdings Corp.	100	2
	WesBanco Inc.	57	2
	WisdomTree Investments Inc.	400	2
	Apollo Investment Corp.	173	2
	First Eagle Alternative Capital BDC Inc.	600	2
	FS KKR Capital Corp.	96	2
	Oaktree Specialty Lending Corp.	400	2
	Annaly Capital Management Inc.	100	1
	Ares Commercial Real Estate Corp.	111	1
	BGC Partners Inc. Class A	300	1
*	Cannae Holdings Inc.	17	1
	Granite Point Mortgage Trust Inc.	100	1
	Greenhill & Co. Inc.	110	1
*	LendingClub Corp.	100	1
*	MBIA Inc.	220	1
	MGIC Investment Corp.	100	1
	New York Community Bancorp Inc.	100	1
	Old Second Bancorp Inc.	100	1
	United Bankshares Inc.	18	1
	Valley National Bancorp	100	1
	Broadmark Realty Capital Inc.	145	1
*	ProSight Global Inc.	100	1
	Premier Financial Corp.	23	1
	Carlyle Group Inc.	30	1
	Gladstone Investment Corp.	100	1

		Shares	Market Value ($000)
	Oxford Square Capital Corp.	352	1
	PennantPark Investment Corp.	300	1
	Prospect Capital Corp.	100	1
	BancFirst Corp.	5	—
	Evercore Inc. Class A	1	—
	First of Long Island Corp.	21	—
	Invesco Mortgage Capital Inc.	109	—
	Lakeland Financial Corp.	1	—
*	NMI Holdings Inc. Class A	15	—
	Oppenheimer Holdings Inc. Class A	13	—
*	Trupanion Inc.	1	—
	Veritex Holdings Inc.	11	—
	Westwood Holdings Group Inc.	25	—
	AG Mortgage Investment Trust Inc.	38	—
			1,191,048
Health Care (13.4%)
	Johnson & Johnson	1,289,154	202,887
	Merck & Co. Inc.	1,600,811	130,946
	UnitedHealth Group Inc.	366,722	128,602
	Thermo Fisher Scientific Inc.	178,390	83,091
	Eli Lilly and Co.	483,072	81,562
	Abbott Laboratories	637,069	69,753
	CVS Health Corp.	946,016	64,613
	Medtronic plc	475,892	55,746
	HCA Healthcare Inc.	319,415	52,531
	Cigna Corp.	205,691	42,821
	AbbVie Inc.	340,868	36,524
	Humana Inc.	88,629	36,362
	Cardinal Health Inc.	670,811	35,929
*	IQVIA Holdings Inc.	175,241	31,398
*	Vertex Pharmaceuticals Inc.	125,400	29,637
	McKesson Corp.	167,738	29,173
	Anthem Inc.	83,506	26,813
	Bristol-Myers Squibb Co.	419,848	26,043
	Zoetis Inc.	155,090	25,667
*	Intuitive Surgical Inc.	30,919	25,295
*	DaVita Inc.	214,387	25,169
	Danaher Corp.	109,190	24,255
	Pfizer Inc.	625,832	23,037
*	Biogen Inc.	93,998	23,016
*	Edwards Lifesciences Corp.	251,160	22,913
	Gilead Sciences Inc.	391,972	22,836
	Stryker Corp.	84,499	20,706
	Baxter International Inc.	222,500	17,853
	Agilent Technologies Inc.	149,500	17,714
	Amgen Inc.	74,495	17,128
*	IDEXX Laboratories Inc.	29,964	14,978
*	Boston Scientific Corp.	379,987	13,661
	STERIS plc	64,890	12,299
	ResMed Inc.	57,250	12,169
*	Hologic Inc.	148,644	10,826
	Becton Dickinson and Co.	38,519	9,638
*	Sage Therapeutics Inc.	109,600	9,482
	AmerisourceBergen Corp. Class A	91,513	8,946
*	Mettler-Toledo International Inc.	7,819	8,911
*	DexCom Inc.	21,160	7,823
	PerkinElmer Inc.	52,444	7,526
*	Incyte Corp.	79,183	6,887

		Shares	Market Value ($000)
	Quest Diagnostics Inc.	54,760	6,526
	Cerner Corp.	83,080	6,520
*	Henry Schein Inc.	75,200	5,028
	Zimmer Biomet Holdings Inc.	30,200	4,654
*	ACADIA Pharmaceuticals Inc.	77,900	4,165
*	Illumina Inc.	10,662	3,945
	Universal Health Services Inc. Class B	28,089	3,862
*	Align Technology Inc.	7,210	3,853
*	Amicus Therapeutics Inc.	130,700	3,018
	Bruker Corp.	48,900	2,647
*	ABIOMED Inc.	7,250	2,350
*	Laboratory Corp. of America Holdings	11,327	2,306
*	Amedisys Inc.	7,836	2,299
*	Fate Therapeutics Inc.	23,500	2,137
*	Ultragenyx Pharmaceutical Inc.	14,000	1,938
*	QIAGEN NV	30,200	1,596
*	Halozyme Therapeutics Inc.	35,900	1,533
*	TG Therapeutics Inc.	26,900	1,399
*	Zogenix Inc.	66,048	1,320
*	Karyopharm Therapeutics Inc.	83,100	1,286
*	Biohaven Pharmaceutical Holding Co. Ltd.	14,400	1,234
*	Myriad Genetics Inc.	61,800	1,222
*	10X Genomics Inc. Class A	8,600	1,218
*	Shockwave Medical Inc.	11,000	1,141
*	Pacira BioSciences Inc.	17,090	1,023
*	Heron Therapeutics Inc.	44,751	947
*	CareDx Inc.	13,000	942
*	Natera Inc.	9,400	935
*	Omeros Corp.	54,300	776
*	Waters Corp.	3,092	765
*	Travere Thrapeutics Inc.	28,060	765
	Perrigo Co. plc	14,600	653
*,1	CEL-SCI Corp.	50,700	591
*	Altimmune Inc.	51,277	578
*	Insulet Corp.	2,048	524
*	Viatris Inc.	26,778	502
*	Allscripts Healthcare Solutions Inc.	33,700	487
*	Molina Healthcare Inc.	2,200	468
*	Neogen Corp.	5,700	452
*	Syndax Pharmaceuticals Inc.	20,300	451
*	ChemoCentryx Inc.	6,900	427
*	United Therapeutics Corp.	2,800	425
*	Lannett Co. Inc.	58,101	379
*	Taro Pharmaceutical Industries Ltd.	5,024	369
*	Xeris Pharmaceuticals Inc.	64,200	316
*	Triple-S Management Corp. Class B	14,700	314
*	Corcept Therapeutics Inc.	11,300	296
*	BioMarin Pharmaceutical Inc.	3,200	281
*,1	Lexicon Pharmaceuticals Inc.	73,700	252
*	PTC Therapeutics Inc.	4,100	250
*	Centene Corp.	4,000	240
*	Tenet Healthcare Corp.	6,000	240
*	Fluidigm Corp.	35,403	212
*	Ardelyx Inc.	32,609	211
*	WaVe Life Sciences, Ltd.	26,305	207
*	Horizon Therapeutics plc	2,700	198
*	Corbus Pharmaceuticals Holdings Inc.	157,500	197
*	Editas Medicine Inc.	2,730	191

		Shares	Market Value ($000)
*	Recro Pharma Inc.	62,500	178
*	Kura Oncology Inc.	5,300	173
*	Denali Therapeutics Inc.	2,000	168
*	Nevro Corp.	900	156
*	Tricida Inc.	20,400	144
*	Cerus Corp.	19,900	138
*	Axsome Therapeutics Inc.	1,600	130
*	AnaptysBio Inc.	5,464	117
*	Nektar Therapeutics Class A	6,700	114
*	Brookdale Senior Living Inc.	24,200	107
*	Spectrum Pharmaceuticals Inc.	30,500	104
*	Precigen Inc.	9,912	101
*	Twist Bioscience Corp.	700	99
*	Arcus Biosciences Inc.	3,700	96
*	Rocket Pharmaceuticals Inc.	1,700	93
*	Ovid therapeutics Inc.	39,900	92
*	Assertio Holdings Inc.	257,700	92
*	Radius Health Inc.	4,900	88
*	Odonate Therapeutics Inc.	4,500	86
*	AtriCure Inc.	1,500	84
*	Medpace Holdings Inc.	600	84
*	Dicerna Pharmaceuticals Inc.	3,700	82
*	NuVasive Inc.	1,400	79
*	Sangamo Therapeutics Inc.	4,900	76
*	La Jolla Pharmaceutical Co.	16,191	63
*	AngioDynamics Inc.	3,700	57
*	CytomX Therapeutics Inc.	8,600	56
*	Insmed Inc.	1,500	50
*	Gritstone Oncology Inc.	11,247	44
*	AcelRx Pharmaceuticals Inc.	32,000	40
*	NextGen Healthcare Inc.	2,000	36
	Owens & Minor Inc.	1,300	35
*	Alkermes plc	1,700	34
*	Eagle Pharmaceuticals Inc.	677	32
*	Vocera Communications Inc.	700	29
*	Paratek Pharmaceuticals Inc.	4,500	28
*	CryoPort Inc.	600	26
*	SmileDirectClub Inc.	2,200	26
*	Coherus Biosciences Inc.	1,400	24
*	Mersana Therapeutics Inc.	900	24
*	Solid Biosciences Inc.	3,183	24
*	GlycoMimetics Inc.	6,100	23
*	PolarityTE Inc.	30,251	21
*	Natus Medical Inc.	1,007	20
*	Seagen Inc.	100	18
*	Jazz Pharmaceuticals plc	100	17
*	Alexion Pharmaceuticals Inc.	100	16
*	Bio-Rad Laboratories Inc. Class A	28	16
*	Kodiak Sciences Inc.	100	15
*	Cymabay Therapeutics Inc.	2,200	13
*	BioDelivery Sciences International Inc.	2,500	11
*	Catalent Inc.	99	10
*	PRA Health Sciences Inc.	80	10
*	ICON plc	47	9
*	Arrowhead Pharmaceuticals Inc.	100	8
	Encompass Health Corp.	100	8
	Hill-Rom Holdings Inc.	86	8
*	Magellan Health Inc.	91	8

		Shares	Market Value ($000)
*	Vir Biotechnology Inc.	300	8
*	Arvinas Inc.	77	7
*	BioTelemetry Inc.	100	7
*	Repligen Corp.	39	7
*	Syneos Health Inc.	100	7
*	UniQure N.V.	200	7
*	Livanova plc	100	7
*	Viemed Healthcare Inc.	900	7
*	Apellis Pharmaceuticals Inc.	100	6
*	Exact Sciences Corp.	45	6
*	Molecular Templates Inc.	600	6
*	Moderna Inc.	55	6
*	Anika Therapeutics Inc.	100	5
*	Avanos Medical Inc.	100	5
*	Bluebird Bio Inc.	104	5
*	REGENXBIO Inc.	100	5
*	Zymeworks Inc.	100	5
*	Alnylam Pharmaceuticals Inc.	29	4
*	Global Blood Therapeutics Inc.	100	4
*	HMS Holdings Corp.	99	4
*	Hanger Inc.	200	4
*	Inogen Inc.	100	4
*	Invitae Corp.	100	4
*	Joint Corp.	145	4
*	PetIQ Inc. Class A	100	4
	Premier Inc. Class A	100	4
*	Selecta Biosciences Inc.	1,400	4
*	Surmodics Inc.	100	4
*	Vanda Pharmaceuticals Inc.	269	4
*	NextCure Inc.	400	4
*	Liquidia Corp.	1,500	4
*	Arcturus Therapeutics Holdings Inc.	100	4
*	GoodRx Holdings Inc. Class A	100	4
*	Allogene Therapeutics Inc.	100	3
*	Avantor Inc.	100	3
*	Change Healthcare Inc.	157	3
*	Concert Pharmaceuticals Inc.	200	3
*	CorVel Corp.	30	3
*	Covetrus Inc.	100	3
*	Esperion Therapeutics Inc.	100	3
*	Evolent Health Inc. Class A	200	3
*	Intra-Cellular Therapies Inc.	100	3
*	Orthofix Medical Inc.	60	3
	Patterson Cos. Inc.	100	3
*	Prestige Consumer Healthcare Inc.	100	3
*	Revance Therapeutics Inc.	100	3
*	Select Medical Holdings Corp.	100	3
*	Supernus Pharmaceuticals Inc.	100	3
*	Varex Imaging Corp.	181	3
*	ANI Pharmaceuticals Inc.	100	3
*	Cortexyme Inc.	100	3
*	Envista Holdings Corp.	100	3
*	MeiraGTx Holdings plc	200	3
*	Myovant Sciences Ltd.	100	3
*	Oxford Immunotec Global plc	200	3
*	Abeona Therapeutics Inc.	1,000	2
*	Adverum Biotechnologies Inc.	200	2
*	Akebia Therapeutics Inc.	600	2

		Shares	Market Value ($000)
*	American Renal Associates Holdings Inc.	199	2
*	Athenex Inc.	173	2
*	Catalyst Pharmaceuticals Inc.	477	2
*	Chimerix Inc.	400	2
*	Collegium Pharmaceutical Inc.	100	2
*	Constellation Pharmaceuticals Inc.	84	2
*	Cytokinetics Inc.	100	2
*	Eiger BioPharmaceuticals Inc.	200	2
*	Exelixis Inc.	100	2
*	Flexion Therapeutics Inc.	200	2
*	FONAR Corp.	100	2
*	HealthStream Inc.	100	2
*	Homology Medicines Inc.	200	2
*	Integer Holdings Corp.	24	2
*	Intercept Pharmaceuticals Inc.	100	2
*	Intersect ENT Inc.	100	2
	Invacare Corp.	200	2
*	IVERIC bio Inc.	300	2
	Luminex Corp.	100	2
*	MediciNova Inc.	400	2
*	MEDNAX Inc.	100	2
*	Pacific Biosciences of California Inc.	70	2
*	Penumbra Inc.	13	2
	Phibro Animal Health Corp. Class A	82	2
*	Puma Biotechnology Inc.	200	2
*	R1 RCM Inc.	100	2
*	Sorrento Therapeutics Inc.	300	2
*	Syros Pharmaceuticals Inc.	200	2
*	Tandem Diabetes Care Inc.	26	2
*	Tivity Health Inc.	100	2
*	XBiotech Inc.	100	2
*	Prothena Corp. plc	200	2
*	Theravance Biopharma Inc.	100	2
*	Affimed NV	380	2
*	CRISPR Therapeutics AG	16	2
*	Option Care Health Inc.	100	2
*	Marinus Pharmaceuticals Inc.	125	2
*	Aptinyx Inc. Class A	500	2
*	Bausch Health Cos Inc.	100	2
*	Xenon Pharmaceuticals Inc.	100	2
*	Compugen Ltd.	193	2
*	Accuray Inc.	246	1
*	Aeglea BioTherapeutics Inc.	100	1
*	Agenus Inc.	300	1
*	Amneal Pharmaceuticals Inc.	200	1
*	Avid Bioservices Inc.	110	1
*	BioCryst Pharmaceuticals Inc.	100	1
*	CTI BioPharma Corp.	200	1
*	Calithera Biosciences Inc.	300	1
*	Calyxt Inc.	241	1
*	Cara Therapeutics Inc.	90	1
*	Cross Country Healthcare Inc.	100	1
*	Cutera Inc.	32	1
*	ElectroCore Inc.	386	1
*	Enzo Biochem Inc.	500	1
*	GenMark Diagnostics Inc.	100	1
*	ImmunoGen Inc.	194	1
*	Inovio Pharmaceuticals Inc.	97	1

		Shares	Market Value ($000)
*	Innoviva Inc.	100	1
*	Ironwood Pharmaceuticals Inc. Class A	100	1
*	Jounce Therapeutics Inc.	100	1
*	Kindred Biosciences Inc.	300	1
*	Lantheus Holdings Inc.	100	1
	LeMaitre Vascular Inc.	27	1
*	Meridian Bioscience Inc.	50	1
*	Optinose Inc.	300	1
*	OraSure Technologies Inc.	100	1
*	Seres Therapeutics Inc.	22	1
*	Sesen Bio Inc.	1,100	1
*	Sientra Inc.	206	1
*	Tactile Systems Technology Inc.	14	1
*	vTv Therapeutics Inc. Class A	406	1
*	Voyager Therapeutics Inc.	200	1
*	Tyme Technologies Inc.	408	1
*	Aquestive Therapeutics Inc.	181	1
*	Bellicum Pharmaceuticals Inc.	175	1
*	PDS Biotechnology Corp.	565	1
*	Quotient Ltd.	200	1
*	Strongbridge Biopharma plc	335	1
*	VYNE Therapeutics Inc.	339	1
*	Genocea Biosciences Inc.	300	1
*	Aurinia Pharmaceuticals Inc.	100	1
*	Chinook Therapeutics Inc.	67	1
*	Cronos Group Inc.	100	1
*	ProQR Therapeutics NV	205	1
*	Assembly Biosciences Inc.	80	—
*	Clovis Oncology Inc.	100	—
	Computer Programs and Systems Inc.	5	—
*	Durect Corp.	100	—
*	Fortress Biotech Inc.	100	—
*	Iovance Biotherapeutics Inc.	7	—
*	MannKind Corp.	100	—
*	Rockwell Medical Inc.	436	—
*	Senseonics Holdings Inc.	400	—
*	Varian Medical Systems Inc.	2	—
*	Arbutus Biopharma Corp.	100	—
*	Baudax Bio Inc.	4	—
*	Five Star Senior Living Inc.	6	—
*	VBI Vaccines Inc.	100	—
*	Neoleukin Therapeutics Inc.	15	—
*	Surgalign Holdings Inc.	195	—
			1,640,135
Industrials (7.6%)
	Lockheed Martin Corp.	217,106	77,068
	Otis Worldwide Corp.	830,758	56,118
	Union Pacific Corp.	228,890	47,659
	Honeywell International Inc.	183,576	39,047
	United Parcel Service Inc. Class B	226,301	38,109
	Rockwell Automation Inc.	148,811	37,323
	Northrop Grumman Corp.	120,068	36,587
	General Electric Co.	3,385,503	36,563
	WW Grainger Inc.	81,965	33,470
	Illinois Tool Works Inc.	161,238	32,873
	Dover Corp.	258,770	32,670
	Raytheon Technologies Corp.	445,000	31,822
	Expeditors International of Washington Inc.	316,114	30,066

		Shares	Market Value ($000)
	AMETEK Inc.	245,490	29,690
	Masco Corp.	507,439	27,874
	Trane Technologies plc	173,044	25,119
	Nielsen Holdings plc	1,073,578	22,406
	Cintas Corp.	54,857	19,390
	Republic Services Inc. Class A	176,310	16,979
	Allegion plc	137,500	16,002
	3M Co.	91,088	15,921
	JB Hunt Transport Services Inc.	93,692	12,803
	Fastenal Co.	252,292	12,319
	Alaska Air Group Inc.	213,110	11,082
	PACCAR Inc.	128,228	11,063
	Johnson Controls International plc	211,697	9,863
	Old Dominion Freight Line Inc.	46,293	9,035
	A O Smith Corp.	162,450	8,905
*	United Rentals Inc.	37,712	8,746
	FedEx Corp.	33,011	8,570
	Fortune Brands Home & Security Inc.	75,877	6,504
	CH Robinson Worldwide Inc.	68,195	6,401
	Cummins Inc.	27,312	6,203
	Quanta Services Inc.	84,866	6,112
	Boeing Co.	28,159	6,028
	Emerson Electric Co.	74,900	6,020
	Carrier Global Corp.	157,560	5,943
	Robert Half International Inc.	93,801	5,861
	IHS Markit Ltd.	61,700	5,542
	Rollins Inc.	139,171	5,437
	Allison Transmission Holdings Inc.	114,900	4,956
	Pentair plc	83,840	4,451
	Delta Air Lines Inc.	110,300	4,435
	Roper Technologies Inc.	10,208	4,401
	TransUnion	42,900	4,256
*	Ingersoll Rand Inc.	93,370	4,254
	Norfolk Southern Corp.	15,400	3,659
	nVent Electric plc	154,600	3,601
	Waste Management Inc.	30,500	3,597
*	Copart Inc.	27,797	3,537
	Parker-Hannifin Corp.	12,664	3,450
	Knight-Swift Transportation Holdings Inc.	75,800	3,170
	Stanley Black & Decker Inc.	13,700	2,446
	CSX Corp.	23,400	2,124
	Huntington Ingalls Industries Inc.	11,500	1,960
*	IAA Inc.	27,600	1,793
*	Plug Power Inc.	52,800	1,790
	CoreLogic Inc.	15,000	1,160
	Deere & Co.	4,244	1,142
	Werner Enterprises Inc.	20,700	812
*	Resideo Technologies Inc.	32,400	689
	American Airlines Group Inc.	41,800	659
	Ritchie Bros Auctioneers Inc.	8,900	619
	Fluor Corp.	31,600	505
*	Great Lakes Dredge & Dock Corp.	36,800	485
	ArcBest Corp.	11,300	482
	Rexnord Corp.	12,200	482
	Lindsay Corp.	3,200	411
	L3Harris Technologies Inc.	2,100	397
*	SiteOne Landscape Supply Inc.	2,244	356
	Kansas City Southern	1,200	245

		Shares	Market Value ($000)
	Pitney Bowes Inc.	35,600	219
*	Lyft Inc. Class A	4,400	216
*	AECOM	4,300	214
*	Kirby Corp.	4,000	207
	Arcosa Inc.	3,511	193
	ADT Inc.	24,100	189
*	Axon Enterprise Inc.	1,400	171
	McGrath RentCorp.	2,400	161
	Nordson Corp.	800	161
	EnPro Industries Inc.	2,002	151
*	American Superconductor Corp.	6,300	148
	Donaldson Co. Inc.	2,600	145
	Maxar Technologies Inc.	3,700	143
	Moog Inc. Class A	1,681	133
	Allegiant Travel Co. Class A	700	132
*	XPO Logistics Inc.	1,100	131
	Healthcare Services Group Inc.	4,500	126
	Graco Inc.	1,705	123
*,2	API Group Corp.	6,500	118
	Schneider National Inc. Class B	5,114	106
	ManpowerGroup Inc.	1,097	99
	Primoris Services Corp.	3,500	97
*	Astronics Corp.	7,200	95
	Hawaiian Holdings Inc.	4,800	85
*	Manitowoc Co. Inc.	6,400	85
*	Huron Consulting Group Inc.	1,384	82
	Wabash National Corp.	4,575	79
	MSA Safety Inc.	500	75
*	Mercury Systems Inc.	800	70
	Owens Corning	900	68
	Rush Enterprises Inc. Class A	1,100	46
	Matthews International Corp. Class A	1,400	41
	Interface Inc. Class A	3,380	35
*	Northwest Pipe Co.	1,110	31
*	Tutor Perini Corp.	2,418	31
	Eaton Corp. plc	253	30
	Advanced Drainage Systems Inc.	300	25
	Acuity Brands Inc.	200	24
*	TriNet Group Inc.	300	24
*	Generac Holdings Inc.	100	23
	Verisk Analytics Inc. Class A	100	21
	Equifax Inc.	100	19
	Heartland Express Inc.	950	17
	Quad/Graphics Inc.	4,421	17
	Knoll Inc.	1,100	16
*	NOW Inc.	2,100	15
	Omega Flex Inc.	100	15
	Kimball International Inc. Class B	1,200	14
*	Gates Industrial Corp. plc	1,117	14
*	Franklin Covey Co.	600	13
	Curtiss-Wright Corp.	100	12
	Xylem Inc.	94	10
	REV Group Inc.	1,007	9
	Canadian Pacific Railway Ltd.	26	9
	Applied Industrial Technologies Inc.	98	8
*	Clean Harbors Inc.	100	8
	Crane Co.	100	8
	ITT Inc.	100	8

		Shares	Market Value ($000)
	Insperity Inc.	94	8
	Brink's Co.	92	7
	Fortive Corp.	100	7
	Forward Air Corp.	87	7
*	Gibraltar Industries Inc.	100	7
	Encore Wire Corp.	100	6
*	Energous Corp.	3,478	6
	Oshkosh Corp.	73	6
	Snap-on Inc.	36	6
*	Aerojet Rocketdyne Holdings Inc.	100	5
	Altra Industrial Motion Corp.	100	5
	Barnes Group Inc.	100	5
	CRA International Inc.	100	5
	Resources Connection Inc.	412	5
	Textron Inc.	98	5
*	Uber Technologies Inc.	100	5
	Triton International Ltd.	100	5
*	Atkore International Group Inc.	100	4
*	Builders FirstSource Inc.	100	4
*	Colfax Corp.	100	4
	Columbus McKinnon Corp.	100	4
	Ennis Inc.	200	4
	Flowserve Corp.	100	4
*	Foundation Building Materials Inc.	200	4
*	Harsco Corp.	200	4
	Hillenbrand Inc.	100	4
	Kennametal Inc.	100	4
	Kforce Inc.	100	4
	Korn Ferry	100	4
	Macquarie Infrastructure Corp.	100	4
	Miller Industries Inc.	100	4
*	Navistar International Corp.	100	4
	SkyWest Inc.	100	4
*	United Airlines Holdings Inc.	100	4
	AAR Corp.	100	4
*	Textainer Group Holdings Limited	200	4
*	AZEK Co. Inc. Class A	100	4
	Vertiv Holdings Co. Class A	200	4
*	Air Transport Services Group Inc.	100	3
*	BlueLinx Holdings Inc.	100	3
	CAI International Inc.	100	3
*	Commercial Vehicle Group Inc.	300	3
	Deluxe Corp.	100	3
*	Echo Global Logistics Inc.	100	3
	Federal Signal Corp.	95	3
*	L B Foster Co. Class A	194	3
*	GMS Inc.	100	3
	HNI Corp.	100	3
	Heidrick & Struggles International Inc.	100	3
*	Kratos Defense & Security Solutions Inc.	100	3
	Marten Transport Ltd.	150	3
*	Meritor Inc.	100	3
	Raven Industries Inc.	100	3
	Steelcase Inc. Class A	200	3
	Tetra Tech Inc.	23	3
*	Thermon Group Holdings Inc.	200	3
*	Titan Machinery Inc.	166	3
*	TriMas Corp.	100	3

		Shares	Market Value ($000)
	Trinity Industries Inc.	100	3
*	Upwork Inc.	100	3
	Luxfer Holdings plc	194	3
*	Clarivate Analytics plc	106	3
	Howmet Aerospace Inc.	92	3
*	CNH Industrial NV	200	3
	AZZ Inc.	41	2
	Brady Corp. Class A	38	2
*	BrightView Holdings Inc.	112	2
*	CBIZ Inc.	91	2
*	CECO Environmental Corp.	225	2
*	Cornerstone Building Brands Inc.	200	2
*	Evoqua Water Technologies Corp.	63	2
*	Forrester Research Inc.	40	2
	Insteel Industries Inc.	100	2
*	JELD-WEN Holding Inc.	100	2
	KAR Auction Services Inc.	100	2
	Kelly Services Inc. Class A	84	2
*	Matrix Service Co.	192	2
*	Mistras Group Inc.	200	2
*	Orion Group Holdings Inc.	400	2
	Quanex Building Products Corp.	100	2
*	Radiant Logistics Inc.	382	2
*	TrueBlue Inc.	100	2
	Universal Logistics Holdings Inc.	86	2
	Westinghouse Air Brake Technologies Corp.	28	2
*	WESCO International Inc.	23	2
	ACCO Brands Corp.	204	2
	Scorpio Bulkers Inc.	100	2
	ARC Document Solutions Inc.	1,357	2
*	Dun & Bradstreet Holdings Inc.	100	2
*	Corp. America Airports SA	400	2
*	Babcock & Wilcox Enterprises Inc.	200	1
*	DXP Enterprises Inc.	57	1
*	General Finance Corp.	100	1
	GrafTech International Ltd.	59	1
*	MRC Global Inc.	200	1
*	Masonite International Corp.	6	1
*	SEACOR Holdings Inc.	16	1
*	USA Truck Inc.	124	1
*	YRC Worldwide Inc.	200	1
	Caesarstone, Ltd.	62	1
	Genco Shipping & Trading, Ltd.	200	1
	Atlas Corp.	111	1
*	Armstrong Flooring Inc.	25	—
*	Covenant Logistics Group Inc. Class A	14	—
	Southwest Airlines Co.	8	—
	Titan International Inc.	100	—
	Shyft Group Inc.	1	—
*	Westport Fuel Systems Inc.	100	—
			926,408
Information Technology (27.7%)
	Apple Inc.	6,222,041	825,603
	Microsoft Corp.	3,096,966	688,827
	Mastercard Inc. Class A	312,441	111,523
	QUALCOMM Inc.	647,955	98,709
	NVIDIA Corp.	183,204	95,669
	Oracle Corp.	1,462,913	94,636

		Shares	Market Value ($000)
	Visa Inc. Class A	427,928	93,601
	Cisco Systems Inc.	1,957,209	87,585
*	Adobe Inc.	171,744	85,893
	Intel Corp.	1,592,585	79,343
	Texas Instruments Inc.	450,256	73,901
*	Advanced Micro Devices Inc.	675,335	61,935
	Accenture plc Class A	228,879	59,786
	Intuit Inc.	136,291	51,770
	Lam Research Corp.	107,147	50,602
*	PayPal Holdings Inc.	210,355	49,265
*	Fortinet Inc.	328,055	48,726
*	Autodesk Inc.	142,855	43,619
	Applied Materials Inc.	502,517	43,367
*	Cadence Design Systems Inc.	260,423	35,530
	HP Inc.	1,360,265	33,449
*	Qorvo Inc.	196,712	32,707
*	Synopsys Inc.	114,172	29,598
	Teradyne Inc.	230,211	27,600
*	VeriSign Inc.	126,100	27,288
*	salesforce.com Inc.	116,438	25,911
	Microchip Technology Inc.	170,990	23,615
*	Micron Technology Inc.	308,600	23,201
	Cognizant Technology Solutions Corp. Class A	266,762	21,861
	Paychex Inc.	233,739	21,780
	Citrix Systems Inc.	167,339	21,771
	Automatic Data Processing Inc.	122,600	21,602
*	ServiceNow Inc.	38,843	21,380
	Fidelity National Information Services Inc.	138,600	19,606
	International Business Machines Corp.	154,864	19,494
	Motorola Solutions Inc.	113,597	19,318
	Broadcom Inc.	43,629	19,103
	NetApp Inc.	208,470	13,809
	Seagate Technology plc	222,040	13,802
	Western Digital Corp.	238,927	13,234
	Maxim Integrated Products Inc.	146,426	12,981
	NortonLifeLock Inc.	561,463	11,667
*	Keysight Technologies Inc.	86,770	11,461
	DXC Technology Co.	333,317	8,583
	Leidos Holdings Inc.	80,404	8,452
	Jack Henry & Associates Inc.	50,374	8,160
	Amphenol Corp. Class A	60,800	7,951
	Analog Devices Inc.	47,850	7,069
	Western Union Co.	312,600	6,858
*	Akamai Technologies Inc.	49,433	5,190
	CDW Corp.	35,509	4,680
	Juniper Networks Inc.	195,300	4,396
	Xilinx Inc.	29,800	4,225
*	F5 Networks Inc.	22,200	3,906
	Xerox Holdings Corp.	138,200	3,205
*	Gartner Inc.	19,380	3,104
*	CACI International Inc. Class A	10,800	2,693
*	Anaplan Inc.	36,100	2,594
	Perspecta Inc.	102,000	2,456
	InterDigital Inc.	39,531	2,399
*	Ciena Corp.	45,200	2,389
*	Square Inc. Class A	9,112	1,983
*	Black Knight Inc.	20,700	1,829
	Cognex Corp.	20,200	1,622

		Shares	Market Value ($000)
*	Tenable Holdings Inc.	30,700	1,604
*	Workiva Inc. Class A	17,420	1,596
*	Inphi Corp.	8,700	1,396
*	StoneCo. Ltd. Class A	15,800	1,326
*	Ceridian HCM Holding Inc.	12,220	1,302
	Kulicke & Soffa Industries Inc.	38,300	1,218
*	Vontier Corp.	34,500	1,152
*	Tower Semiconductor Ltd.	44,200	1,141
*	Ambarella Inc.	12,000	1,102
*	2U Inc.	23,900	956
*	Synaptics Inc.	9,600	925
*	Palo Alto Networks Inc.	2,600	924
	Broadridge Financial Solutions Inc.	5,702	874
*	Proofpoint Inc.	6,300	859
	KLA Corp.	3,306	856
	Skyworks Solutions Inc.	5,100	780
*	Medallia Inc.	22,800	757
	FLIR Systems Inc.	16,700	732
*	Crowdstrike Holdings Inc. Class A	3,300	699
*	Shopify Inc. Class A	600	679
*	Rambus Inc.	38,200	667
*	SVMK Inc.	20,100	514
	SS&C Technologies Holdings Inc.	6,200	451
*	DocuSign Inc. Class A	2,000	445
	Genpact Ltd.	10,500	434
*	Knowles Corp.	22,400	413
*	Unisys Corp.	20,400	401
	KBR Inc.	12,900	399
*	MaxLinear Inc.	10,100	386
*	New Relic Inc.	5,700	373
	Entegris Inc.	3,800	365
	National Instruments Corp.	8,200	360
	ADTRAN Inc.	23,976	354
*	GoDaddy Inc. Class A	4,165	346
*	Digimarc Corp.	7,100	335
*	Pure Storage Inc. Class A	11,192	253
*	Flex Ltd.	13,900	250
*	PagSeguro Digital Ltd. Class A	4,100	233
*	3D Systems Corp.	21,100	221
*	Lattice Semiconductor Corp.	4,000	183
*	J2 Global Inc.	1,800	176
	NXP Semiconductors NV	1,000	159
*	8x8 Inc.	4,400	152
	Hollysys Automation Technologies Ltd.	10,300	151
*	Datadog Inc. Class A	1,100	108
*	Nuance Communications Inc.	2,100	93
	Amdocs Ltd.	1,300	92
	NIC Inc.	3,100	80
*	Domo Inc. Class B	1,000	64
*	Extreme Networks Inc.	7,700	53
*	PROS Holdings Inc.	1,000	51
	NVE Corp.	882	50
	Hackett Group Inc.	3,400	49
	Sapiens International Corp. NV	1,600	49
*	Photronics Inc.	3,700	41
*	Zoom Video Communications Inc. Class A	122	41
	Vishay Intertechnology Inc.	1,893	39
*	BlackBerry Ltd.	5,600	37

		Shares	Market Value ($000)
*	Celestica Inc.	4,300	35
*	Conduent Inc.	7,000	34
*	Coupa Software Inc.	100	34
	Sabre Corp.	2,800	34
	Ituran Location and Control Ltd.	1,796	34
*	Cirrus Logic Inc.	400	33
*	Bottomline Technologies DE Inc.	600	32
*	SolarEdge Technologies Inc.	100	32
*	Silicon Laboratories Inc.	200	25
*	Atlassian Corp. plc Class A	100	23
*	Dynatrace Inc.	500	22
	Avnet Inc.	600	21
*	EchoStar Corp. Class A	1,000	21
*	Bill.Com Holdings Inc.	139	19
*	Tucows Inc. Class A	197	15
	American Software Inc. Class A	800	14
*	Blackline Inc.	100	13
*	Qualys Inc.	100	12
*	Cree Inc.	100	11
*	Diebold Nixdorf Inc.	1,000	11
*	Advanced Energy Industries Inc.	98	10
	Global Payments Inc.	45	10
*	Concentrix Corp.	99	10
	SYNNEX Corp.	99	8
*	Acacia Communications Inc.	100	7
	Alliance Data Systems Corp.	100	7
*	DSP Group Inc.	400	7
*	Dell Technologies Class C	100	7
*	Diodes Inc.	100	7
*	Euronet Worldwide Inc.	45	7
*	LiveRamp Holdings Inc.	100	7
*	GreenSky Inc. Class A	1,400	6
*	MACOM Technology Solutions Holdings Inc. Class H	100	6
*	NetScout Systems Inc.	216	6
*	Trimble Inc.	90	6
*	Arista Networks Inc.	16	5
	CDK Global Inc.	100	5
	Daktronics Inc.	998	5
	Progress Software Corp.	100	5
	QAD Inc. Class A	75	5
*	Canadian Solar Inc.	100	5
	Belden Inc.	88	4
*	Box Inc. Class A	200	4
*	Brightcove Inc.	200	4
	Cohu Inc.	100	4
*	CommVault Systems Inc.	72	4
*	Cornerstone OnDemand Inc.	100	4
	Corning Inc.	100	4
*	FormFactor Inc.	100	4
*	Impinj Inc.	100	4
	Jabil Inc.	100	4
*	NCR Corp.	100	4
*	PagerDuty Inc.	100	4
*	Slack Technologies Inc. Class A	100	4
*	Cardtronics plc Class A	100	4
*	SMART Global Holdings Inc.	100	4
	Amkor Technology Inc.	200	3
*	Benefitfocus Inc.	200	3

		Shares	Market Value ($000)
*	ChannelAdvisor Corp.	200	3
*	ePlus Inc.	37	3
*	Model N Inc.	94	3
*	NeoPhotonics Corp.	300	3
*	Nutanix Inc. Class A	100	3
*	Sanmina Corp.	100	3
*	ScanSource Inc.	100	3
*	SunPower Corp.	100	3
	Switch Inc. Class A	200	3
*	TTM Technologies Inc.	200	3
*	Veeco Instruments Inc.	200	3
*	Verra Mobility Corp. Class A	200	3
*	Viavi Solutions Inc.	200	3
*	Yext Inc.	200	3
*	Zix Corp.	300	3
*	Zuora Inc. Class A	200	3
*	Radware Ltd.	100	3
*	Super Micro Computer Inc.	100	3
*	Datto Holding Corp.	100	3
*	Applied Optoelectronics Inc.	200	2
*	Arlo Technologies Inc.	300	2
*	Avaya Holdings Corp.	100	2
	Benchmark Electronics Inc.	55	2
*	CalAmp Corp.	200	2
	Comtech Telecommunications Corp.	100	2
*	Digital Turbine Inc.	40	2
*	Dropbox Inc. Class A	100	2
*	Evo Payments Inc. Class A	81	2
*	eGain Corp.	174	2
*	Endurance International Group Holdings Inc.	211	2
*	FireEye Inc.	100	2
*	Infinera Corp.	190	2
*	Inseego Corp.	100	2
	ManTech International Corp. Class A	17	2
*	Mitek Systems Inc.	137	2
*	Pluralsight Inc. Class A	100	2
*	Ribbon Communications Inc.	300	2
*	SolarWinds Corp.	100	2
*	Telenav Inc.	500	2
*	Teradata Corp.	100	2
*	Alpha & Omega Semiconductor Ltd.	100	2
*	Camtek Ltd.	100	2
*	Palantir Technologies Inc. Class A	100	2
*	Net 1 UEPS Technologies Inc.	372	2
	Logitech International SA (Registered)	19	2
*	Asure Software Inc.	75	1
*	Casa Systems Inc.	100	1
*	Comm Scope Holding Co. Inc.	100	1
*	Fitbit Inc. Class A	200	1
*	Harmonic Inc.	200	1
*	Iteris Inc.	151	1
*	Smartsheet Inc. Class A	14	1
*	ViaSat Inc.	26	1
	VirnetX Holding Corp.	100	1
*	Magnachip Semiconductor Corp.	100	1
*	Tufin Software Technologies Ltd.	105	1
*	A10 Networks Inc.	26	—
*	Axcelis Technologies Inc.	10	—

		Shares	Market Value ($000)
*	Calix Inc.	9	—
*	Eastman Kodak Co.	29	—
*	Immersion Corp.	2	—
*	Kopin Corp.	114	—
*	Vishay Precision Group Inc.	2	—
*	Ideanomics Inc.	100	—
*	Maxeon Solar Technologies Ltd.	12	—
*	Sierra Wireless Inc.	15	—
			3,390,420
Materials (2.4%)
	Linde plc	146,689	38,654
	Dow Inc.	641,316	35,593
	Sealed Air Corp.	646,407	29,599
	DuPont de Nemours Inc.	411,845	29,286
	Sherwin-Williams Co.	31,950	23,480
	Avery Dennison Corp.	118,535	18,386
	Corteva Inc.	438,360	16,973
	Ball Corp.	161,075	15,009
	Newmont Corp.	223,209	13,368
	Martin Marietta Materials Inc.	33,793	9,596
	FMC Corp.	81,980	9,422
	Air Products and Chemicals Inc.	28,907	7,898
	CF Industries Holdings Inc.	172,900	6,693
	International Paper Co.	116,250	5,780
	Nucor Corp.	106,800	5,681
	Steel Dynamics Inc.	138,600	5,110
	Freeport-McMoRan Inc.	194,300	5,056
	Vulcan Materials Co.	30,810	4,570
	Mosaic Co.	128,740	2,962
	Huntsman Corp.	87,000	2,187
	Reliance Steel & Aluminum Co.	17,300	2,072
	Louisiana-Pacific Corp.	49,346	1,834
	Commercial Metals Co.	77,900	1,600
	Albemarle Corp.	10,710	1,580
	Ashland Global Holdings Inc.	13,419	1,063
*	Ingevity Corp.	8,889	673
*	Allegheny Technologies Inc.	31,500	528
	W R Grace & Co.	8,300	455
	Barrick Gold Corp.	19,700	449
	Graphic Packaging Holding Co.	26,300	446
	Valvoline Inc.	16,905	391
	Westlake Chemical Corp.	3,900	318
	Warrior Met Coal Inc.	14,200	303
	Schnitzer Steel Industries Inc. Class A	6,150	196
	Carpenter Technology Corp.	2,700	79
*	Tronox Holdings plc Class A	3,755	55
	Royal Gold Inc.	500	53
	Neenah Inc.	929	52
	Haynes International Inc.	2,000	48
	Avient Corp.	1,161	47
	Myers Industries Inc.	1,171	24
*	Forterra Inc.	1,276	22
	PPG Industries Inc.	100	15
	Alamos Gold Inc.Class A	1,700	15
	Orion Engineered Carbons SA	780	13
*	Arconic Corp.	400	12
*	Crown Holdings Inc.	99	10
	Eastman Chemical Co.	100	10

		Shares	Market Value ($000)
	RPM International Inc.	92	8
	Southern Copper Corp.	100	7
	Methanex Corp.	100	5
	Silgan Holdings Inc.	100	4
	Westrock Co.	100	4
	Innospec Inc.	35	3
	Olin Corp.	100	3
*	Resolute Forest Products Inc.	400	3
*	Ryerson Holding Corp.	201	3
	U.S. Steel Corp.	200	3
	Verso Corp. Class A	199	3
*	Axalta Coating Systems Ltd.	100	3
*	Constellium SE Class A	200	3
*	AdvanSix Inc.	100	2
*	Alcoa Corp.	100	2
	Cleveland-Cliffs Inc.	120	2
*	Coeur Mining Inc.	200	2
*	Contura Energy Inc.	200	2
	Hecla Mining Co.	300	2
	PQ Group Holdings Inc.	130	2
	Tredegar Corp.	100	2
*	Pretium Resources Inc.	165	2
*	Equinox Gold Corp.	200	2
	Mercer International Inc.	200	2
*	Seabridge Gold Inc.	100	2
	Advanced Emissions Solutions Inc.	191	1
*	Amyris Inc.	200	1
	Celanese Corp. Class A	10	1
	Chemours Co.	44	1
*	Flotek Industries Inc.	653	1
	SunCoke Energy Inc.	300	1
	O-I Glass Inc.	100	1
	Osisko Gold Royalties Ltd.	100	1
*	Novagold Resources Inc.	100	1
	Amcor plc	100	1
*	Intrepid Potash Inc.	50	1
*	First Majestic Silver Corp.	100	1
*	Gold Standard Ventures Corp.	1,776	1
	Nexa Resources SA	116	1
	ICL Group Ltd.	227	1
*	IAMGOLD Corp.	100	—
*	Ferroglobe plc	200	—
			297,757
Other (0.2%)
	SPDR S&P 500 ETF Trust	52,900	19,779
*,3	Alder Biopharmaceuticals Inc.	200	—
*,3	Biosante Pharmaceutical Warrants	4,189	—
*,3	Contra Aduro Biotech I	67	—
*,3	Contra Pfenex Inc.	200	—
*,3	Stemline Therapeutics Inc.	200	—
*,3	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	400	—
*,3	Ferroglobe Unit	48,731	—
			19,779
Real Estate (1.8%)
	Equinix Inc.	38,864	27,756
	Weyerhaeuser Co.	650,169	21,800
	Iron Mountain Inc.	721,688	21,275

		Shares	Market Value ($000)
	American Tower Corp.	86,500	19,416
	Crown Castle International Corp.	113,100	18,004
	Regency Centers Corp.	358,302	16,335
	SBA Communications Corp. Class A	47,783	13,481
	SL Green Realty Corp.	217,087	12,934
	Kimco Realty Corp.	858,190	12,881
	Ventas Inc.	249,835	12,252
*	Apartment Income REIT Corp.	165,815	6,369
	Mid-America Apartment Communities Inc.	47,984	6,079
	Healthpeak Properties Inc.	171,600	5,187
	Duke Realty Corp.	99,400	3,973
	Boston Properties Inc.	41,200	3,895
	Extra Space Storage Inc.	28,800	3,337
	Public Storage	9,900	2,286
	Realty Income Corp.	34,000	2,114
	Prologis Inc.	20,400	2,033
	Equity LifeStyle Properties Inc.	26,700	1,692
	Simon Property Group Inc.	17,024	1,452
[1]	Macerich Co.	95,414	1,018
	UDR Inc.	25,300	972
	Equity Residential	14,100	836
	VICI Properties Inc.	28,300	722
	Apartment Investment and Management Co. Class A	121,701	643
	Host Hotels & Resorts Inc.	42,100	616
	First Industrial Realty Trust Inc.	11,600	489
	Omega Healthcare Investors Inc.	12,800	465
	MGM Growth Properties LLC Class A	12,900	404
	American Homes 4 Rent Class A	13,300	399
	Invitation Homes Inc.	9,300	276
	DiamondRock Hospitality Co.	32,451	268
	Corporate Office Properties Trust	10,000	261
	CareTrust REIT Inc.	10,600	235
	JBG SMITH Properties	6,399	200
*	Realogy Holdings Corp.	13,000	171
	Sun Communities Inc.	700	106
	Highwoods Properties Inc.	1,900	75
	Hersha Hospitality Trust Class A	7,600	60
	Park Hotels & Resorts Inc.	3,100	53
	Douglas Emmett Inc.	1,500	44
	New Senior Investment Group Inc.	7,700	40
	American Assets Trust Inc.	1,300	38
	Service Properties Trust	3,000	34
	Gladstone Commercial Corp.	1,799	32
	Broadstone Net Lease Inc. Class A	1,400	27
	Essex Property Trust Inc.	100	24
	Innovative Industrial Properties Inc.	100	18
	Summit Hotel Properties Inc.	2,000	18
	Urstadt Biddle Properties Inc. Class A	1,300	18
	Retail Value Inc.	1,164	17
	AvalonBay Communities Inc.	100	16
	Uniti Group Inc.	1,400	16
	Netstreit Corp.	554	11
	Camden Property Trust	100	10
	Getty Realty Corp.	316	9
	Colony Capital Inc.	1,700	8
	Agree Realty Corp.	94	6
	City Office REIT Inc.	571	6
	Federal Realty Investment Trust	73	6

		Shares	Market Value ($000)
	QTS Realty Trust Inc. Class A	100	6
	Armada Hoffler Properties Inc.	430	5
	Plymouth Industrial REIT Inc.	346	5
	American Campus Communities Inc.	100	4
	Americold Realty Trust	100	4
	National Retail Properties Inc.	100	4
	RMR Group Inc. Class A	100	4
	St. Joe Co.	88	4
	Spirit Realty Capital Inc.	100	4
	VEREIT Inc.	100	4
	Acadia Realty Trust	198	3
	Brixmor Property Group Inc.	200	3
	Columbia Property Trust Inc.	200	3
	CubeSmart	100	3
	Equity Commonwealth	100	3
	Healthcare Trust of America Inc. Class A	100	3
	iStar Inc.	200	3
	Retail Opportunity Investments Corp.	200	3
	Retail Properties of America Inc. Class A	300	3
	STAG Industrial Inc.	100	3
	STORE Capital Corp.	100	3
*	Cushman & Wakefield plc	200	3
*	Alexander & Baldwin Inc.	100	2
	American Finance Trust Inc.	200	2
*	CBRE Group Inc. Class A	26	2
	CorEnergy Infrastructure Trust Inc.	274	2
	Easterly Government Properties Inc.	100	2
	Essential Properties Realty Trust Inc.	100	2
	Front Yard Residential Corp.	100	2
	GEO Group Inc.	200	2
	Lexington Realty Trust	200	2
	Medical Properties Trust Inc.	100	2
	Monmouth Real Estate Investment Corp.	100	2
	Newmark Group Inc. Class A	300	2
	One Liberty Properties Inc.	100	2
	Sabra Health Care REIT Inc.	100	2
	UMH Properties Inc.	100	2
*	Urban Edge Properties	171	2
	Weingarten Realty Investors	100	2
	Brandywine Realty Trust	100	1
	CoreCivic Inc.	99	1
	CorePoint Lodging Inc.	189	1
	Empire State Realty Trust Inc. Class A	100	1
	RLJ Lodging Trust	100	1
	SITE Centers Corp.	100	1
	Sunstone Hotel Investors Inc.	100	1
	Vornado Realty Trust	36	1
	Ashford Hospitality Trust Inc.	280	1
	Hudson Pacific Properties Inc.	6	—
	Diversified Healthcare Trust	100	—
	CIM Commercial Trust Corp.	25	—
			223,341
Utilities (1.8%)
	Exelon Corp.	640,987	27,062
	NRG Energy Inc.	670,295	25,170
	CenterPoint Energy Inc.	1,125,187	24,349
	AES Corp.	1,004,066	23,596
	Entergy Corp.	183,400	18,311

		Shares	Market Value ($000)
	Sempra Energy	140,182	17,861
	FirstEnergy Corp.	457,000	13,989
	Evergy Inc.	246,518	13,684
	NextEra Energy Inc.	115,940	8,945
	WEC Energy Group Inc.	90,568	8,335
	CMS Energy Corp.	104,900	6,400
	Alliant Energy Corp.	116,000	5,977
	NiSource Inc.	219,000	5,024
	American Electric Power Co. Inc.	59,047	4,917
	PPL Corp.	169,729	4,786
	Southern Co.	55,976	3,439
*	Dominion Energy Inc.	33,000	2,482
	IDACORP Inc.	22,990	2,208
	Public Service Enterprise Group Inc.	35,766	2,085
	Xcel Energy Inc.	19,700	1,313
	Duke Energy Corp.	11,400	1,044
	Pinnacle West Capital Corp.	9,700	775
	Edison International	10,500	660
	Ameren Corp.	6,400	500
	Eversource Energy	4,101	355
	OGE Energy Corp.	9,000	287
	Consolidated Edison Inc.	2,700	195
	MDU Resources Group Inc.	6,700	176
	Otter Tail Corp.	3,414	145
*	Atlantic Power Corp.	49,908	105
	Portland General Electric Co.	1,300	56
	American States Water Co.	658	52
	DTE Energy Co.	100	12
	Black Hills Corp.	91	6
	ALLETE Inc.	70	4
	Avista Corp.	100	4
	Unitil Corp.	100	4
	Atlantica Sustainable Infrastructure plc	100	4
	Brookfield Renewable Corp.	70	4
	UGI Corp.	100	3
	Hawaiian Electric Industries Inc.	23	1
	Spark Energy Inc. Class A	162	1
			224,326
Total Common Stocks (Cost $7,685,722)			11,822,102

		Shares	Market Value ($000)
Preferred Stock (0.0%)
*,4	WESCO International Inc. Pfd. Series A, 10.625% (Cost $0)	18	1
Temporary Cash Investments (3.5%)
Money Market Fund (3.1%)
[5,6]	Vanguard Market Liquidity Fund, 0.111%	3,765,683	376,568
		Face Amount ($000)
U.S. Government and Agency Obligations (0.4%)
[7]	U.S. Cash Management Bill, 0.096%, 3/23/21	45,168	45,160
[7]	U.S. Cash Management Bill, 0.083%, 3/30/21	900	900
			46,060
Total Temporary Cash Investments (Cost $422,517)			422,628
Total Investments (100.1%) (Cost $8,108,239)			12,244,731
Other Assets and Liabilities—Net (-0.1%)			(6,516)
Net Assets (100%)			12,238,215
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,384,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value was $118,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $10,780,000 was received for securities on loan, of which $10,164,000 is held in Vanguard Market Liquidity Fund and $616,000 is held in cash.
7	Securities with a value of $23,874,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	2,110	395,498	6,657
Micro E-mini S&P 500 Index	March 2021	24	450	11
				6,668
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,822,102	—	—	11,822,102
Preferred Stock	1	—	—	1
Temporary Cash Investments	376,568	46,060	—	422,628
Total	12,198,671	46,060	—	12,244,731
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,636	—	—	2,636
1	Represents variation margin on the last day of the reporting period.